Advances for vessels under construction and acquisitions and other vessel costs, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Advances For Property Plant And Equipment [Abstract]
Beginning balance	$ 11,502	$ 63,440
Advances for vessels under construction and other vessel costs	30,053	68,549
Advances for vessel acquisitions and other vessel costs	23,983	31,827
Transferred to vessel cost	(26,676)	(152,314)
Ending balance	$ 38,862	$ 11,502